Notes to the Profit or Loss Statement - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Gain from Deconsolidation of Lanthio Entities	€ 379,000	€ 0	€ 0
Gain on Foreign Exchange from Operating Activities	13,656,000	233,000	677,000
Grant Income	61,000	98,000	153,000
Gain from recognition of previously unrecognized intangible assets	0	0	350,000
Income from Other Items	489,000	474,000	465,000
Other Income	14,584,829	804,739	1,644,632
Loss on Foreign Exchange from Operating Activities	(4,581,000)	(413,000)	(457,000)
Expenses from Other Items	(594,000)	(214,000)	(232,000)
Other Expenses	(5,175,177)	(626,678)	(689,343)
Foreign Currency Gains from Financial Assets from Collaborations	66,379,000	0	0
Gain from Changes of Estimates in Financial Assets from Collaborations	15,616,000	0	0
Gain from Foreign Currency Hedging	698,000	1,476,000	322,000
Gain on Financial Assets at Fair Value through Profit or Loss	8,121,000	1,101,000	5,000
Interest Income on Other Financial Assets at Amortized Cost	1,233,000	223,000	91,000
Finance Income	92,047,221	2,799,473	417,886
Foreign Currency Losses from Financial Assets from Collaborations	(5,549,000)	0	0
Effective Interest Expenses from Financial Liabilities from Collaborations	(15,329,000)	0	0
Losses from Changes of Estimates in Financial Liabilities from Collaborations	(24,565,000)		0
Losses from Foreign Currency Hedging	(4,950,000)	(214,000)	(444,000)
Loss on Financial Assets at Fair Value through Profit or Loss	(32,138,000)	(299,000)	(85,000)
Interest Expenses for Other Financial Assets at Amortized Cost	(9,391,000)	(796,000)	(53,000)
Interest Expenses on Lease Liabilities	(1,173,000)	(932,000)	0
Interest Expenses for Financial Liabilities at Amortized Cost	(2,454,000)	0	(126,000)
Bank Fees	(664,000)	(31,000)	(46,000)
Finance Expenses	€ (96,214,409)	€ (2,272,369)	€ (753,588)